Material accounting policies - Summary of correction of the deferred liabilities impacted Consolidated Statement of Cash Flows (Details) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2025	Jun. 30, 2024		Dec. 31, 2024
Disclosure of changes in accounting estimates [line items]
Net loss	€ (70,348)	€ (17,992)	[1],[2]	€ (110,204)	€ (20,233)	[1],[2],[3]
Taxes on income	(1,001)	140	[2]	(1,996)	660	[2],[3]
Loss before taxation	(71,349)	(17,852)	[2]	(112,200)	(19,573)	[2],[3]
(Increase)/decrease in other assets				(277)	766	[3]	€ 2,800
Income tax paid				(5,445)	(2,012)	[3]	(13,100)
Net cash provided by/(used in) operating activities				(73,261)	(65,825)	[3]
Net cash provided by/(used in) investing activities				111,056	(171,993)	[3]
Net cash provided by/(used in) financing activities				(1,464)	174,079	[3]
Net decrease in cash and cash equivalents				36,331	(63,739)	[3]
Cash and cash equivalents at the beginning of the period				236,748	218,472	[3]	218,472 [3]
Effects of exchange rate changes and expected credit losses on cash and cash equivalents				(16,444)	3,410	[3]
Cash and cash equivalents at end of the year	€ 256,635	158,143	[3]	€ 256,635	158,143	[3]	236,748
As Previously Reported [Member]
Disclosure of changes in accounting estimates [line items]
Net loss		(18,022)			(21,076)
Taxes on income		170			1,503
Loss before taxation		(17,852)			(19,573)
(Increase)/decrease in other assets					(1,246)
Net cash provided by/(used in) operating activities					(65,825)
Net cash provided by/(used in) investing activities					(171,993)
Net cash provided by/(used in) financing activities					174,079
Net decrease in cash and cash equivalents					(63,739)
Cash and cash equivalents at the beginning of the period					218,472		€ 218,472
Effects of exchange rate changes and expected credit losses on cash and cash equivalents					3,410
Cash and cash equivalents at end of the year		158,143			158,143
Adjustment [Member]
Disclosure of changes in accounting estimates [line items]
Net loss		30			843
Taxes on income		€ (30)			(843)
(Increase)/decrease in other assets					2,012
Income tax paid					€ (2,012)

[1]	*See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[3]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities and income tax paid